23 Deferred tax (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Tax
Schedule of unused tax losses carried forward

Unused tax losses carried forward, subject to agreement with local tax authorities, were as follows:

	Gross losses £’000	Potential deferred tax asset £’000
31 December 2020	63,183	13,076
31 December 2019	49,565	8,426
31 December 2018	40,741	6,926

Schedule of deferred tax liability

Details of the deferred tax liability are as follows:

2020	Asset £’000	Liability £’000	Net £’000
Business Combinations	–	–	–

2019	Asset £’000	Liability £’000	Net £’000
Business Combinations	1,581	(1,581)	–

2018	Asset £’000	Liability £’000	Net £’000
Business Combinations	1,690	(1,690)	–